Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our named executive officers and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On
Fiscal Year	Summary Compensation Table Total PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEO's	Average Compensation Actually Paid to Non-PEO NEO's	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (in millions)	Income from Continuing Operations before Tax (in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$10,024,142	$11,128,371	$2,738,146	$3,159,583	$287.61	$238.42	$304.20	$397.80
2023	$10,684,103	$17,419,075	$3,174,927	$5,041,178	$277.63	$221.32	$348.00	$462.10
2022	$10,318,263	$10,365,259	$2,342,196	$2,351,199	$193.60	$146.30	$391.80	$509.30
2021	$8,468,391	$13,689,306	$1,988,353	$3,392,607	$182.77	$138.72	$241.40	$313.60
2020	$6,206,115	$10,880,635	$1,533,642	$2,305,166	$126.22	$121.33	$114.90	$151.70

(1)

The dollar amounts reflected in the columns labeled “(b)” are the amounts of total compensation reported for W.M. “Rusty” Rush for each corresponding year in the “Total” column of the applicable “Summary Compensation Table.”

(2)

The dollar amounts reported in the columns labeled “(c)” represent the amount of “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K and referred to as “CAP”) to W.M. “Rusty” Rush. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rush during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rush’s total compensation for each year (as reported in the “Total” column of the applicable “Summary Compensation Table”) to determine his CAP:

PEO Total Compensation Amount	$ 10,024,142	$ 10,684,103	$ 10,318,263	$ 8,468,391	$ 6,206,115
PEO Actually Paid Compensation Amount	$ 11,128,371	17,419,075	10,365,259	13,689,306	10,880,635
Adjustment To PEO Compensation, Footnote
Fiscal Year	Grant Date Fair Value of Equity Awards Granted During the Year	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Years' Awards Unvested as of Year End	Change in Value of Prior Years' Awards that Vested during the Year	Total Adjustment to Equity Value Included in Compensation Actually Paid
2024	$(4,144,350)	$4,535,650	$994,174	$(282,288)	$5,247,536
2023	$(4,508,700)	$6,721,575	$4,646,935	$(124,838)	$11,243,672
2022	$(4,081,350)	$4,535,300	$15,691	$(422,645)	$4,128,346
2021	$(3,415,300)	$4,154,850	$3,485,490	$995,875	$8,636,215
2020	$(2,468,175)	$4,709,625	$2,665,955	$(232,885)	$7,142,695

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding any person who served as our principal executive officer, or “PEO”) in the “Total” column of the applicable “Summary Compensation Table.” The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Jason Wilder, Steven L. Keller, Jody Pollard and Michael J. McRoberts; (ii) for 2023, Michael J. McRoberts, Steven L. Keller, Scott Anderson and Jason Wilder; (iii) for 2022, Michael J. McRoberts, Steven L. Keller, Jody Pollard and Scott Anderson; (iv) for 2021, Michael J. McRoberts, Steven L. Keller, Derrek Weaver and Scott Anderson; and (v) for 2020, Michael J. McRoberts, Steven L. Keller, Derrek Weaver and James E. Thor.

(4)

The dollar amounts reported in column (e) represent the average CAP for the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation (as reported in the “Total” column of the applicable “Summary Compensation Table”) for the non-PEO NEOs as a group for each year to determine the average CAP for such group:

Non-PEO NEO Average Total Compensation Amount	$ 2,738,146	3,174,927	2,342,196	1,988,353	1,533,642
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,159,583	5,041,178	2,351,199	3,392,607	2,305,166
Adjustment to Non-PEO NEO Compensation Footnote
Fiscal Year	Grant Date Fair Value of Equity Awards Granted During the Year	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Years' Awards Unvested as of Year End	Change in Value of Prior Years' Awards that Vested during the Year	Total Adjustment to Equity Value Included in Compensation Actually Paid
2024	$(1,617,705)	$1,762,043	$283,189	$(89,530)	$1,955,701
2023	$(1,340,968)	$1,995,947	$1,243,340	$(32,068)	$3,207,219
2022	$(1,051,330)	$1,166,379	$(1,785)	$(104,261)	$1,060,334
2021	$(887,894)	$1,080,702	$941,408	$270,038	$2,292,148
2020	$(640,461)	$1,233,561	$482,066	$(303,642)	$1,411,985

(5)

The dollar amounts reported in column (f) show the cumulative total shareholder return (“TSR”) with respect to our Class A Common Stock is calculated in accordance with the requirements of Item 402(v) of Regulation S-K assuming $100 was invested at the closing price per share on December 31, 2019.

(6)

The dollar amounts reported in column (g) show the peer group cumulative TSR, as calculated in accordance with the requirements of Item 402(v) of Regulation S-K assuming a $100 investment at the closing price per share of each peer group member on December 31, 2019, with each peer group member’s TSR weighted based on its stock market capitalization at the close of trading on December 31, 2019. The peer group represented above is the peer group that we use in our Annual Report on Form 10-K for purposes of Item 201(e) of Regulation S-K.

(7)	The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.

(8)

As described in greater detail in “Compensation Discussion and Analysis,” in making compensation decisions the Compensation and Human Capital Committee engages in a subjective assessment of the NEO’s accomplishment and contribution to the Company and does not award compensation (the amount, vesting or payment of which) that is expressly tied to pre-established financial performance measures. The Compensation and Human Capital Committee historically has reviewed and considered the Company’s income from continuing operations before taxes as part of its subjective assessment of each NEO’s performance and, in particular, as a factor in determining annual discretionary cash bonuses payable to each NEO.

Compensation Actually Paid vs. Total Shareholder Return	The charts below show the relationship between the CAP of our PEO and the average CAP of our non-PEO NEOs and our TSR and net income for each of the covered years:
Compensation Actually Paid vs. Company Selected Measure

Table of Performance Measures

The following table presents the performance measures that Compensation and Human Capital Committee considers to have been the most important in its executive compensation program linking pay to performance in 2024.

Tabular List, Table
Income from Continuing Operations before Taxes (financial)
Net income (financial)
Evaluations of individual performance (non-financial)

Total Shareholder Return Amount	$ 287.61	277.63	193.6	182.77	126.22
Peer Group Total Shareholder Return Amount	238.42	221.32	146.3	138.72	121.33
Net Income (Loss)	$ 304,200,000	$ 348,000,000	$ 391,800,000	$ 241,400,000	$ 114,900,000
Company Selected Measure Amount	397.8	462.1	509.3	313.6	151.7
Measure:: 1
Pay vs Performance Disclosure
Name	Income from Continuing Operations before Taxes
Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Evaluations of individual performance
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,144,350)	$ (4,508,700)	$ (4,081,350)	$ (3,415,300)	$ (2,468,175)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,535,650	6,721,575	4,535,300	4,154,850	4,709,625
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	994,174	4,646,935	15,691	3,485,490	2,665,955
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(282,288)	(124,838)	(422,645)	995,875	(232,885)
PEO | Total Adjustment To Equity Value Included In Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,247,536	11,243,672	4,128,346	8,636,215	7,142,695
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,617,705)	(1,340,968)	(1,051,330)	(887,894)	(640,461)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,762,043	1,995,947	1,166,379	1,080,702	1,233,561
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,189	1,243,340	(1,785)	941,408	482,066
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,530)	(32,068)	(104,261)	270,038	(303,642)
Non-PEO NEO | Total Adjustment To Equity Value Included In Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,955,701	$ 3,207,219	$ 1,060,334	$ 2,292,148	$ 1,411,985